TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on income (tax benefit):
Current	$ (899)	$ 1,846	$ 959
Deferred	(1,505)	415	811
Taxes on income (tax benefit)	(2,404)	2,261	1,770
Taxes on income (tax benefit):
Domestic	(1,583)	1,707	499
Foreign	(821)	554	1,271
Taxes on income (tax benefit)	$ (2,404)	$ 2,261	$ 1,770